Document and Entity Information	Aug. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2020
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 11, 2020
Document Effective Date	Dec. 15, 2020
Prospectus Date	Mar. 03, 2021